Leases - Maturities of lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense	$ 1,000	$ 3,200	$ 4,400	$ 5,700
Operating leases
2022			4,334
2023			4,332
2024			4,174
2025			3,286
2026			2,377
Thereafter			4,373
Total			$ 22,876